Eaton Vance

New York Municipal Opportunities Fund

December 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.9%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 3.3%
New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds, 5.00%, 4/15/32	$495	$691,624
New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds, 5.00%, 10/15/32	500	696,200
New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds, 5.00%, 8/15/44	970	1,262,930

		$2,650,754

Cogeneration — 0.2%
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$185	$186,584

		$186,584

Education — 10.6%
Buffalo and Erie County Industrial Land Development Corp., (Global Concepts Charter School), 5.00%, 10/1/37	$405	$482,278
Dutchess County Local Development Corp., (Marist College), 5.00%, 7/1/29	130	165,361
Monroe County Industrial Development Corp., (Nazareth College of Rochester), 5.00%, 10/1/24	885	997,970
Monroe County Industrial Development Corp., (Nazareth College of Rochester), 5.00%, 10/1/25	930	1,076,336
Monroe County Industrial Development Corp., (True North Rochester Preparatory Charter School), 5.00%, 6/1/40(1)	165	196,028
New York Dormitory Authority, (Culinary Institute of America), 5.00%, 7/1/23	250	268,633
New York Dormitory Authority, (Rochester Institute of Technology), 5.00%, 7/1/26	600	742,200
New York Dormitory Authority, (Rockefeller University), Green Bonds, 5.00%, 7/1/50	500	634,210
Saratoga County Capital Resource Corp., (Skidmore College), 5.00%, 7/1/30(2)	500	648,705
Syracuse Industrial Development Agency, (Syracuse City School District), 4.00%, 5/1/33	975	1,167,221
Troy Capital Resource Corp., (Rensselaer Polytechnic Institute), 5.00%, 9/1/35	1,000	1,252,630
Yonkers Economic Development Corp., (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 4.00%, 10/15/29	330	358,162
Yonkers Economic Development Corp., (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 4.00%, 10/15/30	410	454,407
Yonkers Economic Development Corp., (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 5.00%, 10/15/39	80	91,007

		$8,535,148

Electric Utilities — 5.4%
Long Island Power Authority, Electric System Revenue, 4.00%, 9/1/39	$1,650	$2,013,363
New York Power Authority, 4.00%, 11/15/45	1,140	1,357,341
New York Power Authority, 4.00%, 11/15/50	355	419,578
New York Power Authority, 4.00%, 11/15/55	495	580,813

		$4,371,095

Security	Principal Amount (000’s omitted)	Value
General Obligations — 4.9%
Elmira, 4.00%, 5/27/21	$400	$400,416
New York City, 4.00%, 3/1/36	360	435,053
New York City, 4.00%, 8/1/38	1,375	1,628,124
Valley Stream, 2.00%, 5/15/25	235	230,204
Valley Stream, 2.125%, 5/15/26	240	234,211
Westchester County, 2.00%, 10/15/31	975	1,027,133

		$3,955,141

Hospital — 15.7%
Brookhaven Local Development Corp., (Long Island Community Hospital), 5.00%, 10/1/31	$650	$820,911
Build NYC Resource Corp., (New York Methodist Hospital), 5.00%, 7/1/24	400	456,276
Dutchess County Local Development Corp., (Nuvance Health), 5.00%, 7/1/24	100	113,552
Jefferson County Civic Facility Development Corp., (Samaritan Medical Center), 4.00%, 11/1/28	1,390	1,561,304
Jefferson County Civic Facility Development Corp., (Samaritan Medical Center), 4.00%, 11/1/29	1,000	1,112,990
Jefferson County Civic Facility Development Corp., (Samaritan Medical Center), 5.00%, 11/1/25	1,305	1,524,971
Nassau County Local Economic Assistance and Financing Corp., (Catholic Health Services of Long Island), 5.00%, 7/1/22	1,000	1,021,750
Nassau County Local Economic Assistance Corp., (Catholic Health Services of Long Island), 5.00%, 7/1/23	500	555,075
New York Dormitory Authority, (Catholic Health System Obligated Group), 5.00%, 7/1/30	625	791,131
New York Dormitory Authority, (Catholic Health System Obligated Group), 5.00%, 7/1/32	640	799,315
New York Dormitory Authority, (Montefiore Obligated Group), 4.00%, 9/1/37	400	448,420
New York Dormitory Authority, (NYU Langone Hospitals Obligated Group), 4.00%, 7/1/50	1,000	1,156,640
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/23(1)	400	447,680
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/24(1)	600	695,466
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/25(1)	500	588,670
New York Dormitory Authority, (Orange Regional Medical Center), Series 2017, 5.00%, 12/1/26(1)	500	609,915

		$12,704,066

Housing — 1.4%
Albany Capital Resource Corp., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/26	$300	$343,584
Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/24	165	179,452
Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/25	170	188,520
Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/26	170	191,361
Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/27	240	273,324

		$1,176,241

Industrial Development Revenue — 7.0%
Build NYC Resource Corp., (Pratt Paper (NY), Inc.), (AMT), 4.50%, 1/1/25(1)	$615	$656,297
Essex County Industrial Development Agency, (International Paper Co.), (AMT), 2.10% to 10/1/24 (Put Date), 3/1/27	625	663,431
New York Energy Research and Development Authority, (Rochester Gas and Electric Corp.), 2.875% to 7/1/25 (Put Date), 5/15/32	1,155	1,271,701
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(1)	250	257,243
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.125% to 6/1/26 (Put Date), 12/1/44(1)	1,000	1,051,060
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 4.00%, 10/1/30	1,000	1,146,540

Security	Principal Amount (000’s omitted)	Value
Niagara Area Development Corp., (Covanta), 3.50%, 11/1/24(1)	$610	$628,593

		$5,674,865

Insured-Electric Utilities — 2.7%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$2,050	$2,177,387

		$2,177,387

Insured-General Obligations — 3.7%
Clinton County, (AGM), (AMT), 3.50%, 6/1/27	$1,000	$1,111,400
East Ramapo Central School District, (AGM), 4.00%, 12/15/27	1,605	1,883,660

		$2,995,060

Insured-Solid Waste — 1.4%
Onondaga County Resource Recovery Agency, (AGM), (AMT), 5.00%, 5/1/26	$150	$182,890
Onondaga County Resource Recovery Agency, (AGM), (AMT), 5.00%, 5/1/28	740	922,743

		$1,105,633

Insured-Water and Sewer — 0.4%
Buffalo Municipal Water Finance Authority, (AGM), 5.00%, 7/1/29	$125	$153,185
Buffalo Municipal Water Finance Authority, (AGM), 5.00%, 7/1/31	140	170,391

		$323,576

Lease Revenue/Certificates of Participation — 0.7%
Hudson Yards Infrastructure Corp., 5.00%, 2/15/42	$475	$570,366

		$570,366

Other Revenue — 5.7%
Albany Parking Authority, 5.00%, 7/15/23	$700	$747,047
Chautauqua County Capital Resource Corp., (Jamestown Center City Development Corp.), 1.75% to 11/1/24 (Put Date), 11/1/31	1,650	1,722,022
New York City Cultural Resources Trust, (Lincoln Center for the Performing Arts, Inc.), 5.00%, 12/1/32	1,250	1,655,763
New York City Trust for Cultural Resources, (Whitney Museum of American Art), Green Bonds, 5.00%, 7/1/31(2)	375	518,685

		$4,643,517

Senior Living/Life Care — 8.9%
Brookhaven Local Development Corp., (Jefferson’s Ferry), 4.00%, 11/1/45	$300	$315,912
Brookhaven Local Development Corp., (Jefferson’s Ferry), 5.25%, 11/1/25	750	889,567
Buffalo and Erie County Industrial Land Development Corp., (Orchard Park CCRC, Inc.), 5.00%, 11/15/23	1,455	1,579,577
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 5.00%, 12/1/34	1,000	1,121,690
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 3.25%, 7/1/22	235	238,704
Westchester County Local Development Corp., (Kendal on Hudson), 4.00%, 1/1/23	340	349,942
Westchester County Local Development Corp., (Kendal on Hudson), 5.00%, 1/1/28	1,090	1,157,841
Westchester County Local Development Corp., (Kendal on Hudson), 5.00%, 1/1/34	480	504,000
Westchester County Local Development Corp., (Miriam Osborn Memorial Home Association), 5.00%, 7/1/24	340	384,203
Westchester County Local Development Corp., (Miriam Osborn Memorial Home Association), 5.00%, 7/1/25	260	302,445
Westchester County Local Development Corp., (Miriam Osborn Memorial Home Association), 5.00%, 7/1/26	290	336,873

		$7,180,754

Security	Principal Amount (000’s omitted)	Value
Solid Waste — 0.8%
Onondaga County Resource Recovery Agency, (AMT), 5.00%, 5/1/25	$540	$633,998

		$633,998

Special Tax Revenue — 8.7%
New York City Transitional Finance Authority, Future Tax Revenue, 3.00%, 5/1/48	$425	$454,720
New York City Transitional Finance Authority, Future Tax Revenue, 4.00%, 11/1/38	475	563,345
New York Dormitory Authority, Personal Income Tax Revenue, 3.00%, 3/15/41	500	542,850
New York Dormitory Authority, Personal Income Tax Revenue, 4.00%, 3/15/46	700	824,999
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/40	1,000	1,249,960
New York Dormitory Authority, Sales Tax Revenue, (AMT), 5.00%, 3/15/30	1,875	2,426,513
New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/38	800	966,904

		$7,029,291

Transportation — 13.7%
Albany County Airport Authority, (AMT), 5.00%, 12/15/25	$500	$592,870
New York Thruway Authority, 3.00%, 1/1/48	1,060	1,119,233
New York Thruway Authority, 5.00%, 1/1/39	95	123,146
New York Thruway Authority, 5.00%, 1/1/40	905	1,170,817
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/41	2,000	2,195,140
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), 4.00%, 12/1/39	850	1,007,649
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 4.00%, 12/1/40	50	57,975
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/24	795	893,842
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/28	520	642,964
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/29	275	345,043
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/30	455	566,065
Port Authority of New York and New Jersey, (AMT), 5.00%, 11/1/30	1,100	1,443,090
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/35	740	897,494

		$11,055,328

Water and Sewer — 2.7%
New York City Municipal Water Finance Authority, (Water and Sewer System), 3.00%, 6/15/40	$1,240	$1,369,890
New York City Municipal Water Finance Authority, (Water and Sewer System), 4.00%, 6/15/40	200	238,952
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/48	440	543,193

		$2,152,035

Total Tax-Exempt Investments — 97.9% (identified cost $75,010,965)		$79,120,839

Miscellaneous — 0.5%

Security	Units	Value
Real Estate — 0.5%
CMS Liquidating Trust(1)(3)(4)	150	$402,360

Total Miscellaneous — 0.5% (identified cost $480,000)		$402,360

Total Investments — 98.4% (identified cost $75,490,965)		$79,523,199

Other Assets, Less Liabilities — 1.6%		$1,293,672

Net Assets — 100.0%		$80,816,871

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2020, 8.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.7% to 5.6% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2020, the aggregate value of these securities is $5,533,312 or 6.8% of the Fund’s net assets.

(2)	When-issued/delayed delivery security.

(3)	Non-income producing security.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guarantee Corp.

The Fund did not have any open derivative instruments at December 31, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Tax-Exempt Investments	$—	$79,120,839	$—	$79,120,839
Miscellaneous	—	—	402,360	402,360
Total Investments	$—	$79,120,839	$402,360	$79,523,199

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2020 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.